Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement
The following tables provide information on the impact of offsetting on the Bank’s Consolidated Statement of Financial Position, as well as the financial impact of netting for instruments that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for offsetting in the Consolidated Statement of Financial Position, as well as available cash and financial instrument collateral.

As at October 31, 2025 ($ millions)
Types of financial assets	Gross amounts of recognized financial instruments	Gross amounts of recognized financial instruments offset in the Consolidated Statement of Financial Position	Net amounts of financial instruments presented in the Consolidated Statement of Financial Position	Related amounts not offset in the Consolidated Statement of Financial Position
				Impact of master netting arrangements or similar agreements (1)	Collateral (2)(4)	Net amount (3)
Derivative financial instruments	$46,531	$–	$46,531	$(32,293)	$(5,783)	$8,455
Securities purchased under resale agreements and securities borrowed	334,972	(131,964)	203,008	(16,221)	(184,376)	2,411
Total	$381,503	$(131,964)	$249,539	$(48,514)	$(190,159)	$10,866

Types of financial liabilities
Derivative financial instruments	$56,031	$–	$56,031	$(32,293)	$(13,976)	$9,762
Obligations related to securities sold under repurchase agreements and securities lent	321,108	(131,964)	189,144	(16,221)	(168,607)	4,316
Total	$377,139	$(131,964)	$245,175	$(48,514)	$(182,583)	$14,078

As at October 31, 2024 ($ millions)
Types of financial assets	Gross amounts of recognized financial instruments	Gross amounts of recognized financial instruments offset in the Consolidated Statement of Financial Position	Net amounts of financial instruments presented in the Consolidated Statement of Financial Position	Related amounts not offset in the Consolidated statement of Financial Position
				Impact of master netting arrangements or similar agreements (1)	Collateral (2)(4)	Net amount (3)
Derivative financial instruments	$44,379	$–	$44,379	$(29,949)	$(5,559)	$8,871
Securities purchased under resale agreements and securities borrowed	318,531	(117,988)	200,543	(19,551)	(178,816)	2,176
Total	$362,910	$(117,988)	$244,922	$(49,500)	$(184,375)	$11,047

Types of financial liabilities
Derivative financial instruments	$51,260	$–	$51,260	$(29,949)	$(11,565)	$9,746
Obligations related to securities sold under repurchase agreements and securities lent	308,437	(117,988)	190,449	(19,551)	(166,734)	4,164
Total	$359,697	$(117,988)	$241,709	$(49,500)	$(178,299)	$13,910

(1)
Amounts that are subject to master netting arrangements or similar agreements but were not offset in the Consolidated Statement of Financial Position because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only.

(2)
Cash and financial instrument collateral amounts received or pledged in relation to the total amounts of financial assets and financial liabilities, including those that were not offset in the Consolidated Statement of Financial Position. These amounts are disclosed at fair value and the rights of set off are conditional upon the default of the counterparty.

(3)	Not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to offsetting and collateral arrangements.
(4)
Derivative financial instruments assets include cash collateral of $4,774 million (2024 – $4,505 million) and non-cash
collateral of $1,009 million (2024 – $1,054 million). Derivative financial instruments liabilities include cash collateral of $11,750 million (2024 – $10,847 million) and non-cash
collateral of $2,226 million (2024 – $718 million).